Note 6 - Promissory Notes Receivable	12 Months Ended
Mar. 31, 2026
Statement Line Items [Line Items]
Disclosure of acquired receivables [text block]
6.	PROMISSORY NOTES RECEIVABLE

On November 5, 2024, as a condition of the completion of the Rio Grande Arrangement (Note 17), a $520,000 promissory note was issued by Rio Grande to the Company, which is due for repayment by Rio Grande on or before November 5, 2027 (“Rio Grande Promissiory Note”). The promissory note is a related party receivable as a result of having a common director and bears interest of 8.95% per annum, starting four months from January 31, 2025. The full amount of the Rio Grande Promissory Note must be settled by Rio Grande using 15% of its funds from its first and, as necessary, subsequent financing(s) following completion of the Arrangement. The promissory note is unsecured.  In accordance with the arrangement, $240,000 from Rio Grande’s completed financing was applied to the outstanding amount during the year ended March 31, 2026.

During the year ended March 31, 2026, the Company accrued interest income of $23,389 and collected principal payments of $42,150 and interest payments of $27,085.

As at March 31, 2026, the outstanding balance is $276,304.

FOREMOST CLEAN ENERGY LTD.

Notes to the Consolidated Financial Statements

March 31, 2026, 2025 and 2024

(Expressed in Canadian Dollars)